SCHEDULE OF STOCK OPTION ACTIVITY (Details) - $ / shares	3 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted Average Remaining Contractual Term, outstanding, beginning balance	5 years 5 months 4 days	5 years 11 months 12 days
2016 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Options outstanding, beginning balance	60,421	60,421	60,421
Weighted Average Exercise Price outstanding, beginning balance	$ 5.20	$ 5.20	$ 5.20
Weighted Average Remaining Contractual Term, outstanding, beginning balance	4 years 6 months 7 days	4 years 9 months 7 days	5 years 9 months 7 days	6 years 9 months 7 days
Number of Options, Granted
Weighted Average Exercise Price, Granted
Number of Options, Exercised
Weighted Average Exercise Price, Exercised
Number of Options, Forfeited
Weighted Average Exercise Price, Forfeited
Number of Options, Expired
Weighted Average Exercise Price, Expired
Number of Options, Cancelled
Weighted Average Exercise Price, Cancelled
Number of Options outstanding, ending balance	60,421	60,421	60,421	60,421
Weighted Average Exercise Price outstanding, ending balance	$ 5.20	$ 5.20	$ 5.20	$ 5.20
Number of Options outstanding, Exercisable	60,421	60,421	60,421
Weighted Average Exercise Price outstanding, Exercisable	$ 5.20	$ 5.20	$ 5.20
Weighted Average Remaining Contractual Term, outstanding, Exercisable	4 years 6 months 7 days	4 years 9 months 7 days	5 years 9 months 7 days
Weighted Average Remaining Contractual Term, outstanding, ending balance		4 years 9 months 7 days	5 years 9 months 7 days